Deferred taxes and incomes tax expenses (benefits) - Deferred tax assets and deferred liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Incomes Taxes [Abstract]
Deferred tax assets	¥ 885	¥ 858
Deferred tax liabilities	499	505
Net amount	¥ 386	¥ 353